Document and Entity Information	Apr. 08, 2026
Cover [Abstract]
Entity Tax Identification Number	47-1052611
Amendment Flag	false
Entity Central Index Key	0001630627
Document Type	8-K
Document Period End Date	Apr. 08, 2026
Entity Registrant Name	TREACE MEDICAL CONCEPTS, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-40355
Entity Address, Address Line One	100 Palmetto Park Place
Entity Address, City or Town	Ponte Vedra
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32081
City Area Code	904
Local Phone Number	373-5940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	TMCI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false